Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2021
Remeasurements of defined benefit plans [member]
Statement [LineItems]
Movement of Reserves
The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
At beginning of period	¥(2,553)	¥72,425	¥76,102
Gains (losses) arising during the period, before tax	327,681	(88,950)	(40,329)
Income tax (expense) benefit for changes arising during the period	(100,427)	27,028	12,407
Amount attributable to non-controlling interests	26	(29)	53
Share of other comprehensive income (loss) of associates and joint ventures	1,096	(333)	760
Transfer from other reserves to retained earnings	(11,412)	(12,694)	23,432

At end of period	¥214,411	¥(2,553)	¥72,425

Exchange differences on translating foreign operations [member]
Statement [LineItems]
Movement of Reserves
The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
At beginning of period	¥28,260	¥113,334	¥125,987
Gains (losses) arising during the period, before tax	86,842	(78,742)	22,517
Income tax (expense) benefit for changes arising during the period	(3,784)	2,288	343
Reclassification adjustments for (gains) losses included in net profit, before tax	446	204	(37,247)
Income tax (expense) benefit for reclassification adjustments	(137)	(62)	131
Amount attributable to non-controlling interests	(469)	2,741	4,430
Share of other comprehensive income (loss) of associates and joint ventures	2,488	(11,503)	(2,827)

At end of period	¥113,646	¥28,260	¥113,334

Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]
Statement [LineItems]
Movement of Reserves
The movements of the financial instruments at FVOCI reserve for the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
At beginning of period	¥1,500,013	¥1,730,607	¥1,718,937
Gains (losses) arising during the period, before tax	996,972	(178,166)	21,936
Income tax (expense) benefit for changes arising during the period	(304,515)	54,206	2,982
Reclassification adjustments for (gains) losses included in net profit, before tax	(79,711)	(96,624)	(6,071)
Income tax (expense) benefit for reclassification adjustments	24,409	29,590	1,844
Amount attributable to non-controlling interests	4	(2)	53,769
Share of other comprehensive income (loss) of associates and joint ventures	5,751	231	1,368
Transfer from other reserves to retained earnings	(36,668)	(39,829)	(64,158)

At end of period	¥2,106,255	¥1,500,013	¥1,730,607

Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
Statement [LineItems]
Movement of Reserves
The movements of own credit on financial liabilities designated at fair value through profit or loss reserve for the fiscal year ended March 31, 2021 were as follows:

For the fiscal year ended March 31,
2021
(In millions)
At beginning of period	¥—
Gains (losses) arising during the period, before tax	(4,981)
Income tax (expense) benefit for changes arising during the period	1,526

At end of period	¥(3,455)

Common stock [Member]
Statement [LineItems]
Number of Shares
The changes in the number of issued shares of common stock and common stock held by the Company or its subsidiaries during the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	For the fiscal year ended March 31,
	2021		2020		2019
	Outstanding	In treasury	Outstanding	In treasury	Outstanding	In treasury
At beginning of period	1,373,171,556	3,645,043	1,399,401,420	3,800,918	1,414,443,390	3,884,968
Net change	868,505	(32,741)	(26,229,864)	(155,875)	(15,041,970)	(84,050)

At end of period	1,374,040,061	3,612,302	1,373,171,556	3,645,043	1,399,401,420	3,800,918

Preferred stock [Member]
Statement [LineItems]
Number of Shares
The following table shows the number of shares of preferred stock at March 31, 2021 and 2020.

	At March 31, 2021		At March 31, 2020
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—